S000040389 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended	82 Months Ended	120 Months Ended	153 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S000040389 Blended Benchmark [Member]
Prospectus [Line Items]
Average Annual Return, Percent	10.06%	2.10%		4.19%
S000040389 Bloomberg US Aggregate Bond Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	7.30%	(0.36%)		2.01%
C000125448 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.17%	1.15%		3.33%
Performance Inception Date					Apr. 12, 2013
C000206835 [Member]
Prospectus [Line Items]
Average Annual Return, Percent	9.41%	1.41%		3.51%
Performance Inception Date			Feb. 20, 2019